UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

AFG ABS II, LLC

(Exact name of Issuer as specified in its charter)

Central Index Key Number of depositor: 0001965007

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Brent Hall, 253-961-6000

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G/A.

EXPLANATORY NOTE

This amendment amends the Form ABS-15G filed on November 10, 2026 (the “Original Form ABS-15G”) (See Accession Number: 0001193125-26-454666). This Form ABS-15G/A is being filed to replace the original report of independent accountants on applying agreed-upon procedures report. The Exhibit 99.1 in the Original Form ABS-15G is hereby replaced in its entirety by Exhibit 99.1 to this Form ABS-15G/A.

EXHIBIT INDEX

Exhibit 99.1:	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 11, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Alliance Funding Group

(Depositor)

By:	/s/ Brent Hall
Name: Brent Hall
Title: Senior Vice President

Date: November 12, 2026